UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  28-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

      /s/  Jeanine M. Herold     Fort Wayne, IN     January 26, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $98,408 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJAIG CMDT ETN   06738C778      487    13397 SH       SOLE                        0        0    13397
GENERAL ELECTRIC CO            COM              369604103      414    24278 SH       SOLE                        0        0    24278
ISHARES INC                    MSCI PAC J IDX   464286665      541    20393 SH       SOLE                        0        0    20393
ISHARES TR                     S&P MIDCAP 400   464287507    13776   251573 SH       SOLE                        0        0   251573
ISHARES TR                     MSCI EAFE IDX    464287465     9168   201762 SH       SOLE                        0        0   201762
ISHARES TR                     BARCLYS US AGG B 464287226     3085    29795 SH       SOLE                        0        0    29795
ISHARES TR                     IBOXX INV CPBD   464287242     1287    12797 SH       SOLE                        0        0    12797
ISHARES TR                     DJ SEL DIV INX   464287168     1069    25423 SH       SOLE                        0        0    25423
ISHARES TR                     S&P SMLCP VALU   464287879     6195   126460 SH       SOLE                        0        0   126460
ISHARES TR                     S&P MIDCP VALU   464287705      563    10952 SH       SOLE                        0        0    10952
ISHARES TR                     S&P SMLCAP 600   464287804      674    15076 SH       SOLE                        0        0    15076
ISHARES TR                     S&P EURO PLUS    464287861      787    25019 SH       SOLE                        0        0    25019
ISHARES TR                     S&P 500 INDEX    464287200    10213   109506 SH       SOLE                        0        0   109506
ISHARES TR                     RUSSELL MIDCAP   464287499     1595    25815 SH       SOLE                        0        0    25815
ISHARES TR                     RUSL 2000 VALU   464287630      498    10096 SH       SOLE                        0        0    10096
ISHARES TR                     RUSSELL1000VAL   464287598     1277    25229 SH       SOLE                        0        0    25229
ISHARES TR                     RUSSELL 1000     464287622     1749    34759 SH       SOLE                        0        0    34759
ISHARES TR                     S&P 500 VALUE    464287408    11783   254824 SH       SOLE                        0        0   254824
JPMORGAN & CHASE & CO          COM              46625H100      876    27939 SH       SOLE                        0        0    27939
LINCOLN NATL CORP IND          COM              534187109     2325   116543 SH       SOLE                        0        0   116543
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889      266    14000 SH       SOLE                        0        0    14000
SPDR TR                        UNIT SER 1       78462F103     1699    18275 SH       SOLE                        0        0    18275
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     1263    16047 SH       SOLE                        0        0    16047
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1872    44581 SH       SOLE                        0        0    44581
VANGUARD INDEX FDS             VALUE ETF        922908744     2963    70049 SH       SOLE                        0        0    70049
VANGUARD INDEX FDS             STK MRK ETF      922908769      676    14681 SH       SOLE                        0        0    14681
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     2688    62435 SH       SOLE                        0        0    62435
VANGUARD INDEX FDS             REIT ETF         922908553     2372    67213 SH       SOLE                        0        0    67213
VANGUARD INDEX FDS             MID CAP ETF      922908629     4249    95319 SH       SOLE                        0        0    95319
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     3462   105029 SH       SOLE                        0        0   105029
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866      870    19685 SH       SOLE                        0        0    19685
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     1087    27803 SH       SOLE                        0        0    27803
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      772    31110 SH       SOLE                        0        0    31110
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     1357    49083 SH       SOLE                        0        0    49083
VANGUARD WORLD FD              MEGA VALUE 300   921910840     2007    62412 SH       SOLE                        0        0    62412
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     2234    68904 SH       SOLE                        0        0    68904
WILLIAMS COS INC DEL           COM              969457100      209    13698 SH       SOLE                        0        0    13698